Property, Plant and Equipment (Details) - Schedule of Changes in Property, Plant and Equipment - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		$ 12,918,189	$ 11,915,363
Acquired in business combination			10,169
Additions net of transfers	[1]	936,601	1,208,907
Disposals		(52,303)	(64,649)
Depreciation		(812,033)	(759,473)
Exchange rate variation		(619,324)	187,357
Balance		12,371,130	12,497,674
Buildings [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,305,145	3,779,963
Acquired in business combination			4
Additions net of transfers	[1]	215,591	541,948
Disposals		(10,647)	(15,814)
Depreciation		(192,967)	(191,223)
Exchange rate variation		(199,101)	54,042
Balance		4,118,021	4,168,920
Land [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,209,739	1,056,590
Acquired in business combination
Additions net of transfers	[1]	22,758	62,178
Disposals		(4,053)	(292)
Depreciation
Exchange rate variation		(86,076)	16,837
Balance		1,142,368	1,135,313
Machinery and equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		4,310,590	3,832,826
Acquired in business combination			10,180
Additions net of transfers	[1]	520,599	737,122
Disposals		(22,461)	(30,046)
Depreciation		(478,107)	(444,787)
Exchange rate variation		(141,903)	45,696
Balance		4,188,718	4,150,991
Facilities [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		764,036	575,290
Acquired in business combination
Additions net of transfers	[1]	129,345	152,148
Disposals		(405)	(885)
Depreciation		(39,469)	(32,899)
Exchange rate variation		(87,682)	27,212
Balance		765,825	720,866
Computer equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		166,291	116,263
Acquired in business combination
Additions net of transfers	[1]	53,346	49,073
Disposals		(2,013)	(583)
Depreciation		(37,544)	(32,550)
Exchange rate variation		(4,347)	2,182
Balance		175,733	134,385
Vehicles (land and air) [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		272,663	214,898
Acquired in business combination
Additions net of transfers	[1]	72,166	78,467
Disposals		(7,587)	(5,872)
Depreciation		(33,638)	(31,789)
Exchange rate variation		(15,601)	2,200
Balance		288,003	257,904
Construction in progress [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		1,636,719	2,124,483
Acquired in business combination
Additions net of transfers	[1]	(147,140)	(458,099)
Disposals		(4,301)	(2,162)
Depreciation
Exchange rate variation		(79,357)	35,570
Balance		1,405,921	1,699,792
Other [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance		253,006	215,050
Acquired in business combination			(15)
Additions net of transfers	[1]	69,936	46,070
Disposals		(836)	(8,995)
Depreciation		(30,308)	(26,225)
Exchange rate variation		(5,257)	3,618
Balance		$ 286,541	$ 229,503

[1]	Additions for each category includes transfers from construction in progress during the period.